Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jan. 26, 2024	Nov. 30, 2015	Feb. 29, 2016	May 31, 2016	Aug. 31, 2016	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2025	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025
C000007066
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		$ 10,000	$ 10,211	$ 10,312	$ 10,472			$ 9,938	$ 10,177	$ 10,429	$ 10,549		$ 10,446	$ 10,406	$ 10,521	$ 10,581	$ 10,551	$ 10,805	$ 11,116	$ 11,399	$ 11,354	$ 11,683	$ 11,571	$ 11,749	$ 11,869	$ 11,787	$ 11,964	$ 12,032	$ 12,003	$ 11,665	$ 11,222	$ 11,135	$ 11,172	$ 11,260	$ 11,350	$ 11,371	$ 11,583	$ 11,847	$ 11,678	$ 12,043	$ 12,171	$ 12,217	$ 12,010	$ 12,233	$ 12,634
C000007067
Account Value [Line Items]
Accumulated Value		50,000	51,066	51,581	52,398			49,739	50,950	52,222	52,836		52,336	52,146	52,733	53,045	52,902	54,185	55,758	57,189	56,972	58,638	58,086	58,990	59,606	59,207	60,104	60,460	60,326	58,639	56,423	55,999	56,197	56,651	57,113	57,232	58,307	59,647	58,809	60,661	61,315	61,559	60,524	61,656	63,685
C000007068
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		10,000	10,226	10,430	10,659			9,945	10,224	10,535	10,700		10,663	10,580	10,749	10,785	10,739	10,992	11,449	11,821	11,763	12,221	11,982	12,211	12,394	12,286	12,574	12,665	12,669	12,269	11,578	11,346	11,416	11,490	11,639	11,644	11,921	12,260	12,094	12,519	12,699	12,683	12,263	12,376	13,018
C000007069
Account Value [Line Items]
Accumulated Value		50,000	51,142	52,172	53,331			49,774	51,185	52,756	53,595		53,421	53,019	53,880	54,069	53,846	55,127	57,427	59,308	59,029	61,336	60,148	61,313	62,242	61,715	63,170	63,641	63,672	61,678	58,213	57,062	57,425	57,808	58,567	58,607	60,012	61,728	60,905	63,060	63,978	63,911	61,801	62,377	65,623
C000247741
Account Value [Line Items]
Line Graph and Table Measure Name							ETF Shares Net Asset Value
Accumulated Value	$ 10,000					$ 10,318						$ 10,576
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value		10,000	10,206	10,342	10,527			9,978	10,232	10,493	10,620		10,535	10,489	10,610	10,672	10,654	10,921	11,289	11,602	11,559	11,955	11,738	11,978	12,125	12,081	12,294	12,385	12,364	12,001	11,459	11,316	11,295	11,390	11,515	11,508	11,779	12,007	11,823	12,209	12,360	12,362	12,063	12,219	12,686
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value		50,000	51,032	51,710	52,635			49,890	51,162	52,465	53,100		52,676	52,443	53,049	53,360	53,271	54,607	56,446	58,012	57,794	59,773	58,692	59,889	60,623	60,406	61,471	61,923	61,818	60,007	57,295	56,578	56,477	56,948	57,576	57,542	58,896	60,034	59,115	61,045	61,799	61,812	60,313	61,093	63,428
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value		10,000	10,206	10,342	10,527			9,978	10,232	10,493	10,620		10,535	10,489	10,610	10,672	10,654	10,921	11,289	11,602	11,559	11,955	11,738	11,978	12,125	12,081	12,294	12,385	12,364	12,001	11,459	11,316	11,295	11,390	11,515	11,508	11,779	12,007	11,823	12,209	12,360	12,362	12,063	12,219	12,686
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value		50,000	51,032	51,710	52,635			49,890	51,162	52,465	53,100		52,676	52,443	53,049	53,360	53,271	54,607	56,446	58,012	57,794	59,773	58,692	59,889	60,623	60,406	61,471	61,923	61,818	60,007	57,295	56,578	56,477	56,948	57,576	57,542	58,896	60,034	59,115	61,045	61,799	61,812	60,313	61,093	63,428
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value	10,000					10,369						10,642
NACC2 Index: Bloomberg Municipal CA Intermediate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal CA Intermediate Bond Index
Accumulated Value		10,000	10,210	10,253	10,393			9,884	10,139	10,393	10,496		10,325	10,280	10,395	10,472	10,464	10,747	11,017	11,267	11,222	11,518	11,522	11,685	11,774	11,646	11,774	11,857	11,783	11,430	11,038	11,060	11,041	11,137	11,191	11,207	11,421	11,618	11,326	11,738	11,813	11,878	11,740	12,084	12,347
NACC2 Index: Bloomberg Municipal CA Intermediate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal CA Intermediate Bond Index
Accumulated Value		50,000	51,048	51,267	51,966			49,420	50,697	51,966	52,480		51,627	51,399	51,973	52,361	52,320	53,735	55,086	56,337	56,112	57,589	57,612	58,425	58,868	58,228	58,870	59,283	58,915	57,149	55,189	55,302	55,206	55,686	55,957	56,037	57,105	58,089	56,631	58,688	59,067	59,389	58,699	60,421	61,735
NACC2 Index: Bloomberg CA Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg CA Municipal Bond Index
Accumulated Value		10,000	10,203	10,344	10,530			9,945	10,200	10,463	10,585		10,513	10,467	10,612	10,674	10,629	10,870	11,259	11,577	11,537	11,930	11,776	11,967	12,115	12,002	12,214	12,306	12,289	11,912	11,371	11,264	11,272	11,349	11,471	11,497	11,747	11,976	11,773	12,145	12,293	12,286	11,974	12,168	12,627
NACC2 Index: Bloomberg CA Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg CA Municipal Bond Index
Accumulated Value		$ 50,000	$ 51,013	$ 51,719	$ 52,650			$ 49,724	$ 50,999	$ 52,314	$ 52,923		$ 52,563	$ 52,334	$ 53,062	$ 53,370	$ 53,144	$ 54,348	$ 56,296	$ 57,884	$ 57,685	$ 59,649	$ 58,879	$ 59,835	$ 60,575	$ 60,008	$ 61,069	$ 61,529	$ 61,447	$ 59,561	$ 56,853	$ 56,318	$ 56,359	$ 56,747	$ 57,354	$ 57,485	$ 58,734	$ 59,882	$ 58,863	$ 60,724	$ 61,466	$ 61,432	$ 59,869	$ 60,842	$ 63,135
NACC2 Index: S&P California AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P California AMT-Free Municipal Bond Index
Accumulated Value	$ 10,000					$ 10,322						$ 10,593